INCOME TAXES - Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of effective tax rate
Net income for the year	$ 22,990	$ 2,847	$ 7,770
Income tax (benefit) / expense	(1,987)	1,918	2,315
Total income before taxation	21,003	4,765	10,085
Reconciliation of effective tax rate
Income tax expense using the applicable tax rate	4,411	1,001	2,118
State taxes (net of federal tax effect)	637	349	1,303
Effect of tax and exchange rates in foreign jurisdictions	(52)	175	(776)
Foreign subsidiaries taxed at lower rate or tax exempt	(1,734)	1,064	191
Non-deductible expenses / exempt income	284	256	328
Employment and other tax credits	(1,487)	(967)	0
Prior year provision / other items	(117)	(180)	(320)
Unrecognized losses utilized during the year	(136)	0	1,018
Change in unrecognized temporary differences	(3,793)	220	(1,547)
Income tax (benefit) / expense charged to profit or loss	$ (1,987)	$ 1,918	$ 2,315
Reconciliation of effective tax rate (Percent)
Income tax expense using the applicable tax rate	21.00%	21.00%	21.00%
State taxes (net of federal tax effect)	3.00%	7.30%	12.90%
Effect of tax and exchange rates in foreign jurisdictions	(0.20%)	3.70%	(7.70%)
Foreign subsidiaries taxed at lower rate or tax exempt	(8.30%)	22.30%	1.90%
Non-deductible expenses / exempt income	1.40%	5.40%	3.30%
Employment and other tax credits	(7.10%)	(20.30%)	0.00%
Prior year provision / other items	(0.60%)	(3.80%)	(3.20%)
Unrecognized losses utilized during the year	(0.60%)	0.00%	10.10%
Change in unrecognized temporary differences	(18.10%)	4.60%	(15.30%)
Total	(9.50%)	40.20%	23.00%